Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from Operating Activities
Net income	$ 591	$ 2,329
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortizations	1,941	1,722
Share-based compensation	(43)	103
Deferred taxes	(133)	(145)
Accrued interest, net	(135)	(224)
Exchange rate differences on loans	(243)	(386)
Fair value revaluation of a short-term loan	19
Gain from sale of a subsidiary		(8)
Changes in assets and liabilities items:
Decrease (increase) in accounts receivable	498	(117)
Decrease (increase) in other receivables	338	(138)
Decrease in operating lease right-of-use assets	68
Decrease in severance pay, net	(249)	(301)
Increase (decrease) in accounts payable	2,172	(300)
Decrease in other payables	(649)	(22)
Decrease in operating lease liabilities	(55)
Increase in loan from parent company	246	443
Increase (Decrease) in Operating Capital	2,369	(435)
Net cash provided by operating activities	4,366	2,956
Cash flows from Investing Activities
Purchase of property and equipment	(311)	(55)
Cash received from the sale of a subsidiary		13
Cash paid in connection with acquisition, net of cash acquired (see note 7)	(10,185)
Capitalization of software development costs	(269)	(180)
Net cash used in investing activities	(10,765)	(222)
Cash flows from Financing Activities
Receipt of short-term loan		50
Receipt of short-term bank loan	3,500
Repayment of short-term bank loan	(600)
Receipt of long-term bank loan	6,000
Repayment of long-term bank loan	(230)
Payment of dividend to non-controlling interests	(194)
Dividend distributed to shareholders		(386)
Increase in loan to parent company	(199)	(970)
Issuance of shares		49
Net cash provided by (used in) financing activities	8,277	(1,257)
Increase in cash and cash equivalents and restricted cash	1,878	1,477
Cash and cash equivalents and restricted cash at beginning of the period	3,564	2,087
Cash and cash equivalents and restricted cash at end of the period	5,442	3,564
Cash paid and received during the period
Taxes paid	(381)	(327)
Interest paid	(84)	(18)
Total Cash paid and received during the period	(465)	(345)
Substantial non-cash activities:
Modification of parent company payable into a loan (see note 15)	2,116
Right of use assets obtained in exchange for operating lease liabilities	637
Dividend distribution to parent company which was offset from a loan to parent company (see note 13.E)		$ 814